Redeemable ordinary shares of CCBS and redeemable non-controlling interests	12 Months Ended
Mar. 31, 2012
Redeemable ordinary shares of CCBS and redeemable non-controlling interests
14	Redeemable ordinary shares of CCBS and redeemable non-controlling interests

On November 9, 2006 and May 15, 2007, Subscription Agreements were entered into between China Stem Cells Holdings Limited (“CSC Holdings”), the then holding company of the operating companies of the Group, and subscribers, pursuant to which CSC Holdings issued 242,000 and 166,980 new redeemable ordinary shares to the subscribers. Upon the consummation of the reorganization of CSC Holdings in February 2008, CCBS acquired all the redeemable ordinary shares of CSC Holdings by the issuance of 100 redeemable ordinary shares of CCBS for every redeemable ordinary share of CSC Holdings held by the shareholders, with their redemption rights substantively unchanged. The number of such shares was restated retroactively to reflect the share exchange ratio as at the date of the Share Exchange in a manner similar to a stock consolidation. As a result, there were a total of 14,614,140 redeemable ordinary shares outstanding as of March 31, 2009.

Details of the redeemable ordinary shares issued (with number of shares retroactively restated) are as follows:

	November 22,	May 15,
Date of issuance	2006	2007

Number of redeemable ordinary shares	8,647,420	5,966,720
Subscription price per share - US$	$2.26	$3.84
Net proceeds received
- RMB	154,907	176,491
- US$	$19,568	$22,934

Under the terms of the Subscription Agreements, holders of the redeemable ordinary shares had the right to require CSC Holdings to redeem the shares if a “qualified IPO” had not occurred. For redeemable ordinary shares issued on November 22, 2006, a qualified IPO was defined as an initial public offering of CSC Holdings’ shares on a recognized stock exchange within 24 months from the date of share issuance that valued CSC Holdings at no less than US$240,000 immediately prior to the initial public offering. For the redeemable shares issued on May 15, 2007, a qualified IPO was defined as an initial public offering of CSC Holdings’ shares on a recognized stock exchange within 20 months from the date of share issuance that valued CSC Holdings at no less than US$400,000 immediately prior to the initial public offering. In the event of a redemption under this right, CSC Holdings is to redeem the shares at a redemption price equal to the original issue price of the shares, plus an amount which would have accrued on the original issue price at an uncompounded annual rate of 8% from the date of issuance up to and including the date on which such redemption price is paid.

Pursuant to the Share Exchange (Note 1(b)), the Participating Shareholders who held redeemable ordinary shares of CCBS waived their redemption rights with respect to the redeemable ordinary shares, on condition that the Share Exchange was completed by June 30, 2009. Such a waiver effectively deferred the earliest date of redemption of the redeemable ordinary shares to June 30, 2009, and the Company continued to provide for the accretion to the redemption value up to the completion of the Share Exchange on June 30, 2009.

The accretion to the redemption value (net of related foreign exchange credits for the three months ended June 30, 2010 of RMB871) is reflected as a charge against retained earnings as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Redeemable ordinary share issued on:
- November 22, 2006	2,746	-	-	-
- May 15, 2007	3,124	-	-	-
Total accretion to redemption value	5,870	-	-	-

Upon completion of the Share Exchange on June 30, 2009 (Note 1(b)), the Participating Shareholders who held redeemable ordinary shares of CCBS exchanged such redeemable shares for 11,108,004 ordinary shares of the Company, which carry no redemption rights. The carrying value of redeemable ordinary shares held by the Participating Shareholders of RMB299,614 upon the completion of such exchange was reclassified to the Company’s share capital of RMB4 and additional paid-in capital of RMB299,610. The carrying value of the remaining redeemable shares of CCBS of RMB92,833 which represented a 6.06% equity interest in CCBS and carried redemption rights, was reclassified as redeemable non-controlling interests upon completion of such exchange.

Movements of the carrying value of redeemable ordinary shares of CCBS are as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	386,577	-	-	-
Accretion to redemption value	5,870	-	-	-
Reclassified as permanent equity upon completion of Share Exchange	(299,614)	-	-	-
Reclassified as redeemable non-controlling interests upon completion of Share Exchange	(92,833)	-	-	-
Balance at end of year	-	-	-	-

Redeemable non-controlling interests are stated at the higher of the non-controlling interests’ share of the Group’s net assets and their redemption value. The accretion to the redemption value of RMB99 for the year ended March 31, 2010 was reflected as a charge against retained earnings.

In August 2009, the Non-Participating Shareholders exchanged all remaining redeemable ordinary shares of CCBS for 3,506,136 ordinary shares of the Company, which carry no redemption rights. The carrying value of the redeemable non-controlling interests held by the Non-Participating Shareholders of RMB93,566 upon the completion of such exchange was reclassified to the Company’s share capital of RMB2 and additional paid-in capital of RMB93,564.